Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jan. 10, 2022	Jul. 27, 2021	Jul. 01, 2021	Mar. 28, 2021	Sep. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 09, 2020
Commitments and Contingencies [Line Items]
Rent expense						$ 100	$ 100
Allowance for doubtful accounts							257
Accrued settlement expense							39,486
Additional settlement liability				$ 21,400		$ 21,366	39,486
Number of shares issued upon exercise of warrants		1,833,596				516,025
Proceeds from issuance of common stock for exercise of warrant		$ 9,200				$ 16,699
Prepaid expenses and other current assets						5,109	240
GEM Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued				3,329,812
Exercise price of warrant				$ 3.19
Warrants to purchase shares				1,496,216
Warrants to purchase shares, amount				$ 7,500
Warrants expire period				The GEM Warrant was valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.
Accrued settlement expense							$ 39,500
Reimbursements from Relief Therapeutics Holding AG
Commitments and Contingencies [Line Items]
Payment to related party					$ 10,900	$ 10,900
Phase II Inhaled clinical trial of Aviptadil
Commitments and Contingencies [Line Items]
Research commitments			$ 7,400
GEM Share Subscription Facility Agreement
Commitments and Contingencies [Line Items]
Share subscription agreement term						3 years
Share subscription value						$ 95,600
Commitment fee						1,900
Relief Therapeutics Collaboration Agreement Breach [Member]
Commitments and Contingencies [Line Items]
Further punitive damages	$ 185,000
Polypeptide [Member]
Commitments and Contingencies [Line Items]
Purchase commitments								$ 5,300
Prepaid expenses and other current assets						3,300
Sponsored Research Agreement [Member]
Commitments and Contingencies [Line Items]
Research commitments						400
Research commitments paid						$ 300